Fees Summary	Aug. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Previously Paid Amount	0
Total Fee Amount	221,400
Total Offset Amount	0
Net Fee	$ 221,400